ASSETS CLASSIFIED AS HELD FOR SALE (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Assets
Cash and bank balances	$ 60	$ 141	[1]
Trade receivables	405	704
Other receivables and prepayments	195	92
Contract assets	0	16
Inventories	125	255	[1]
Ships, property, plant and equipment	72	2
Goodwill	2,554	3,349
Right-of-use assets	351	35
Assets classified as held for sale	3,762	4,594
Liabilities
Trade and other payables	162	498
Contract liabilities	0	2
Lease liabilities	346	38
Liabilities directly associated with assets classified as held for sale	508	538
Net assets of disposal group	3,254	$ 4,056		$ 0
Training School [Member]
Assets
Cash and bank balances	0
Trade receivables	69
Other receivables and prepayments	7
Contract assets	0
Inventories	0
Ships, property, plant and equipment	70
Goodwill	0
Right-of-use assets	317
Assets classified as held for sale	463
Liabilities
Trade and other payables	17
Contract liabilities	0
Lease liabilities	346
Liabilities directly associated with assets classified as held for sale	363
Net assets of disposal group	99
Unicorn Tanker Division [Member]
Assets
Cash and bank balances	60
Trade receivables	336
Other receivables and prepayments	188
Contract assets	0
Inventories	125
Ships, property, plant and equipment	2
Goodwill	2,554
Right-of-use assets	34
Assets classified as held for sale	3,299
Liabilities
Trade and other payables	145
Contract liabilities	0
Lease liabilities	0
Liabilities directly associated with assets classified as held for sale	145
Net assets of disposal group	$ 3,155

[1]	For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.